Other Balance Sheet Components - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation and amortization expense related to property and equipment	$ 0.5	$ 0.2	$ 1.5	$ 0.5	$ 1.0	$ 0.5